WARRANTS (Details) - shares	1 Months Ended		9 Months Ended
	Mar. 31, 2021	Feb. 28, 2021	Sep. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised	(200)	(15,000)
Number of warrants outstanding, ending balance			2,491,074
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants outstanding, beginning balance			2,388,675
Number of warrants granted			146,605
Number of warrants exercised			(44,206)
Number of warrants expired			0
Number of warrants outstanding, ending balance			2,491,074
Number of warrants exercisable			2,491,074